Sep. 30, 2018
VanEck Vectors NDR CMG Long/Flat Allocation ETF
VanEck Vectors NDR CMG Long/Flat Allocation ETF

SUPPLEMENT DATED OCTOBER 18, 2019 TO

THE SUMMARY PROSPECTUS AND PROSPECTUS DATED FEBRUARY 1, 2019

OF VANECK VECTORS ETF TRUST

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus for VanEck Vectors® ETF Trust (the “Trust”) regarding VanEck Vectors NDR CMG Long/Flat Allocation ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus and Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

The Fund’s disclosure is modified as follows:

The “Performance—Average Annual Total Returns for the Periods Ended December 31, 2018” section of the Fund’s Summary Prospectus and Prospectus is hereby deleted and replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2018

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	Past One Year	Since Inception (10/4/17)
VanEck Vectors NDR CMG Long/Flat Allocation ETF (return before taxes)	-4.51%	0.06%
VanEck Vectors NDR CMG Long/Flat Allocation ETF (return after taxes on distributions)	-4.84%	-0.22%
VanEck Vectors NDR CMG Long/Flat Allocation ETF (return after taxes on distributions and sale of Fund Shares)	-2.44%	0.04%
Ned Davis Research CMG US Large Cap Long/Flat Index (reflects no deduction for fees, expenses or taxes)	-4.20%	0.63%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-4.38%	0.98%

See “License Agreements and Disclaimers” for important information.

Please retain this supplement for future reference.